Voyage Expenses And Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel operating expenses:
Crew costs and related costs	$ 13,230	$ 2,963	$ 551
Insurance expense	2,830	784	69
Spares, repairs, maintenance and other expenses	2,231	390	269
Stores and lubricants	3,115	651	112
Management fees	21,784	29,279	28,294
Vetting, insurances, spares and repairs (Note 4)	1,850	1,237	1,966
Other operating expenses	720	161	34
Total	45,760	35,465	31,295
Voyage Expenses:
Commissions	1,752	1,844	1,279
Bunkers	3,921	8,400	4,295
Port expenses	0	1,390	1,412
Other	(5)	96	23
Total	$ 5,668	$ 11,730	$ 7,009